INCOME TAX	12 Months Ended
Jun. 30, 2019
INCOME TAX
INCOME TAX

NOTE 20. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for  a high-technology company certificate, and the new certificate was approved as October 31, 2018 and will expire on October 31, 2021.

Income (loss) before provision for income taxes consisted of:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Outside China areas	¥(21,599,806)	¥(28,447,953)	¥(4,142,826)
China	(23,759,198)	3,064,024	446,208
Total	¥(45,359,004)	¥(25,383,929)	$(3,696,618)

Deferred tax asset, net is composed of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥703,545	¥832,515	¥121,238
Impairment loss from investment in unconsolidated entity	605,660	605,660	88,201
Net operating loss carryforwards	6,911,270	7,456,198	1,085,833
Less: Valuation allowance	(8,220,475)	(8,894,373)	(1,295,272)
Deferred income tax assets, net	¥—	¥—	$—

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at PRC statutory rates	¥(580,551)	¥(5,679,505)	¥(6,318,111)	$(920,095)
Nondeductible expenses and others	93,709	(65,427)	(56,127)	(8,174)
Favorable tax rate impact	232,221	2,009,486	6,378,169	928,842
Benefit of revenue exempted from enterprise income tax	(19,919)	(55,748)	(279,352)	(40,682)
Change in valuation allowances	602,583	3,869,157	673,898	98,139
Tax refund	(20,143)	(61,733)	—	—
Provision for income tax	¥307,900	¥16,230	¥398,477	$58,030

The Company’s income tax expense is composed of the following:

	For the years ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision	¥307,900	¥16,230	¥398,477	$58,030
Deferred income tax provision	—	—	—	—
Expense for income tax	¥307,900	¥16,230	¥398,477	$58,030